INVESTMENTS IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
INVESTMENTS IN SUBSIDIARIES	INVESTMENTS IN SUBSIDIARIES
The Company held investments in material subsidiaries for the years ended December 31 as detailed in the table below. The equity interest presented represents the economic rights available to the Company.

			Equity interest held by the Group
Name of significant subsidiary	Country of incorporation	Nature of subsidiary	2024	2023

VEON Amsterdam B.V.	Netherlands	Holding	100.0%	100.0%
VEON Holdings B.V.**	Netherlands	Holding	100.0%	100.0%
JSC “Kyivstar” *	Ukraine	Operating	100.0%	100.0%
LLP “KaR-Tel”	Kazakhstan	Operating	75.0%	75.0%
LLC “Unitel”	Uzbekistan	Operating	100.0%	100.0%
VEON Finance Ireland Designated Activity Company	Ireland	Holding	100.0%	100.0%
LLC “Sky Mobile” ***	Kyrgyzstan	Operating	50.1%	50.1%
VEON Luxembourg Holdings S.à r.l.	Luxembourg	Holding	100.0%	100.0%
VEON Luxembourg Finance Holdings S.à r.l.	Luxembourg	Holding	100.0%	100.0%
VEON Luxembourg Finance S.A.	Luxembourg	Holding	100.0%	100.0%
Global Telecom Holding S.A.E	Egypt	Holding	99.6%	99.6%
Pakistan Mobile Communications Limited	Pakistan	Operating	100.0%	100.0%
Banglalink Digital Communications Limited	Bangladesh	Operating	100.0%	100.0%
VEON Group Holding Company Limited	Dubai	Branch	100.0%	100.0%

* Based on the development with respect to the freezing of VEON’s corporate rights in Kyivstar as discussed in Note 1, VEON assessed whether the court order and subsequent motions result in an event that VEON has lost control over Kyivstar and concluded that, under the requirements of relevant reporting standards, VEON continues to control Kyivstar and as such, will continue to consolidate Kyivstar in these financial statements.
** On April 8, 2025, we completed a partial Dutch statutory demerger of VEON Holdings B.V. (“VEON Holdings”) pursuant article 2:334a paragraph 3 of the Dutch Civil Code, as a result of which VEON Holdings’s previously-held interests in its subsidiaries (along with other assets, liabilities and contracts) were allocated among VEON Holdings and two newly-incorporated entities, VEON MidCo B.V. and VEON Intermediate Holdings B.V. Effective April 8, 2025: (i) VEON Holdings’s only subsidiary is JSC Kyivstar; (ii) VEON MidCo B.V. holds the interests in VEON’s operating subsidiaries and other key assets; and (iii) VEON Intermediate Holdings holds the interests in VEON’s non-core assets and subsidiaries.

***LLC “Sky Mobile” was classified as held-for-sale as of December 31, 2024. See Note 11.

Certain of the Group’s subsidiaries are subject to restrictions that impact their ability to distribute dividends. For example, the Group faces certain restrictions from paying dividends where it is subject to withholding tax, primarily in Pakistan, Kazakhstan and Uzbekistan. The total amount of dividend restrictions amounts to US$231 (2023: US$254).

MATERIAL PARTLY-OWNED SUBSIDIARIES

Financial information of subsidiaries that have material non-controlling interests (“NCIs”) is provided below:

	Equity interest held by NCIs		Book values of material NCIs		Profit / (loss) attributable to material NCIs
Name of significant subsidiary	2024	2023	2024	2023	2024	2023

LLP “KaR-Tel” (“KaR-Tel”)	25.0%	25.0%	58	94	51	50

The summarized financial information of these subsidiaries before intercompany eliminations for the years ended December 31 is detailed below.
Summarized income statement

	KaR-Tel
	2024	2023	2022

Operating revenue	774	692	571
Operating expenses	(487)	(423)	(403)
Other expenses	(28)	(11)	(12)
Profit before tax	259	258	156
Income tax expense	(57)	(57)	(33)
Profit for the year	202	201	123
Total comprehensive income	202	201	123
Attributed to NCIs	51	50	31

Summarized statement of financial position

	KaR-Tel
	2024	2023

Property and equipment	532	455
Intangible assets	160	188
Other non-current assets	41	37
Trade and other receivables	33	39
Cash and cash equivalents	51	68
Other current assets	33	24
Debt and derivatives	(358)	(210)
Provisions	(8)	(10)
Other liabilities	(253)	(216)

Total equity	231	375

Attributed to:
Equity holders of the parent	173	281
Non-controlling interests	58	94

Summarized statement of cash flows

	KaR-Tel
	2024	2023	2022

Net operating cash flows	338	308	243
Net investing cash flows	(112)	(117)	(127)
Net financing cash flows	(236)	(166)	(117)
Net foreign exchange difference	(8)	—	(3)
Net (decrease) / increase in cash equivalents	(18)	25	(4)

SIGNIFICANT ACCOUNTING JUDGEMENTS
Control over subsidiaries
Subsidiaries, which are those entities over which the Company is deemed to have control, are consolidated. In certain circumstances, significant judgement is required to assess if the Company is deemed to have control over entities where the Company’s ownership interest does not exceed 50%.